Note 10. Debt and Capital Lease Obligations (Other Facilities Narrative) (Details) $ / shares in Units, ₩ in Billions			12 Months Ended
	Jan. 29, 2015 USD ($) $ / shares	Jul. 23, 2014	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jan. 31, 2015 USD ($)	Jan. 28, 2015 USD ($)	Jan. 23, 2015 USD ($)	Dec. 31, 2014 KRW (₩)	Dec. 30, 2014 USD ($)	Dec. 22, 2014 USD ($)	Dec. 19, 2014 USD ($)	Dec. 18, 2014 USD ($)	Nov. 17, 2014 USD ($)	Oct. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 20, 2013 USD ($)	Sep. 28, 2012 USD ($)	Dec. 31, 2011 USD ($)
Debt Instrument [Line Items]
Payments of Financing Costs			$ 152,100,000	$ 87,400,000	$ 42,300,000
Debt Instrument, Face Amount			6,992,300,000	3,565,800,000
Interest Costs, Capitalized During Period			$ 42,000,000	22,300,000
Line of Credit Facility, Interest Rate During Period			3.75%
Debt Instrument, Interest Rate Terms			.0275
Letters of Credit Outstanding, Amount			$ 518,900,000
Construction facility interest rate			5.75%						5.75%
Debt Instrument, Debt Default, Amount				$ 21,600,000
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 14.62
First Wind Bridge Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Amount			$ 7,400,000
Corporate Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			400,000,000
Line of Credit Facility, Current Borrowing Capacity																	$ 300,000,000
Line of Credit Facility, Remaining Borrowing Capacity			21,100,000
Debt Instrument, Debt Default, Amount																	50,000,000
Emerging Markets Yieldco Acquisition Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit			150,000,000
Line of Credit Facility, Current Borrowing Capacity											$ 150,000,000
Payments of Financing Costs			$ 6,800,000
OCBC (Wind Turbine Purchase) Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit										$ 119,100,000
Line of Credit Facility, Current Borrowing Capacity												$ 120,000,000
Debt Instrument, Interest Rate, Effective Percentage			1.60%						1.60%
Second Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																				$ 200,000,000
Debt Instrument, Interest Rate, Effective Percentage				10.75%
Solar Energy [Member]
Debt Instrument [Line Items]
Other System Financing transactions			$ 67,000,000	$ 121,900,000
Solar Energy [Member] | Construction Financing Revolver [Member]
Debt Instrument [Line Items]
Long-term Line of Credit			$ 15,400,000
Line of Credit Facility, Collateral Fees			7.5
Line of Credit Facility, Maximum Borrowing Capacity			$ 150,000,000													$ 285,000,000					$ 300,000,000
Solar Energy [Member] | Acquisition Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																					$ 400,000,000
Solar Energy [Member] | Construction and Term Debt [Member]
Debt Instrument [Line Items]
Long-term Debt			$ 1,767,200,000
Non-Recourse Debt				211,400,000
Debt, Weighted Average Interest Rate			7.10%						7.10%
Solar Energy [Member] | Other System Financing [Member]
Debt Instrument [Line Items]
Debt, proceeds collected under sales agreement, current				16,200,000
Terraform [Member]
Debt Instrument [Line Items]
Long-term Line of Credit			$ 573,500,000	0
Other System Financing transactions			1,024,600,000	437,300,000
Long-term Debt			$ 1,598,100,000	$ 437,300,000
Deutsche Bank Credit Line [Member]
Debt Instrument [Line Items]
Long-term Line of Credit																			$ 320,000,000
Line of Credit Facility, Collateral Fees				2.5
Solar Energy Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Collateral Fees			5.8
SMP Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit			$ 353.3
Line of Credit Facility, Maximum Borrowing Capacity			432,100,000						₩ 475
Working capital facility, amount outstanding			$ 1.6
SMP Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			434.00%						434.00%
SMP Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			471.00%						471.00%
SMP Revolving Capital Credit Facility [Member] [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 2,700,000
Line of Credit Facility, Interest Rate Description			1.87
Debt Instrument, Interest Rate, Stated Percentage			403.00%						403.00%
Interest rate margin in addition to LIBOR [Member] | Solar Energy [Member] | Construction Financing Revolver [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate at Period End																					0.00%
Defined prime rate plus margin [Member] | Solar Energy [Member] | Construction Financing Revolver [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate at Period End																					2.50%
System construction and term debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			383.00%						383.00%
Silver Ridge Project [Domain] | Solar Energy [Member] | Construction and Term Debt [Member]
Debt Instrument [Line Items]
Non-Recourse Debt				$ 584,900,000
Debt, Weighted Average Interest Rate				326.00%
Debt Instrument, Debt Default, Amount				$ 353,600,000
Terraform [Member] | Solar Energy [Member] | Acquisition Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit			$ 140,000,000													140,000,000
Line of Credit Facility, Current Borrowing Capacity													$ 215,000,000
Long-term Debt			$ 300,000,000													$ 300,000,000
Terraform [Member] | Solar Energy [Member] | Long-term Debt [Member] | Acquisition Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity													575,000,000
Line of Credit Facility, Increase in Borrowing Capacity													275,000,000
SunEdison [Member] | Construction and Term Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum			1.58%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum			14.00%
SunEdison [Member] | Solar Energy [Member] | Construction and Term Debt [Member]
Debt Instrument [Line Items]
Long-term Debt				$ 677,800,000
Mount Signal [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			6.00%						6.00%
Other System Financing transactions			$ 402,400,000
Wells Fargo Bank, Goldman Sachs Bank and Deutsche Bank [Member] | First Wind Bridge Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity														$ 815,000,000
Wells Fargo Bank, Goldman Sachs Bank and Deutsche Bank [Member] | Corporate Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			400,000,000												$ 800,000,000			$ 265,000,000
Line of Credit Facility, Current Borrowing Capacity			$ 540,000,000														$ 315,000,000
Base Rate [Member] | Terraform [Member] | Solar Energy [Member] | Acquisition Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.50%
Debt Instrument, Basis Spread Floor on Variable Rate		2.00%
Eurodollar [Member] | Terraform [Member] | Solar Energy [Member] | Acquisition Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		3.75%
Debt Instrument, Basis Spread Floor on Variable Rate		1.00%
Revolving Credit Facility [Member] | Terraform [Member] | Solar Energy [Member] | Acquisition Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Increase in Borrowing Capacity													$ 75,000,000
Subsequent Event [Member] | Senior Notes [Member] | Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								5.875%
Debt Instrument, Face Amount								$ 800,000,000
Subsequent Event [Member] | Secured Debt [Member] | First Wind Seller Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.75%
Debt Instrument, Convertible, Conversion Ratio	28.9140
Debt Instrument, Face Amount	$ 336,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 34.58
Subsequent Event [Member] | Terraform [Member] | Solar Energy [Member] | Acquisition Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 725,000,000
Line of Credit Facility, Current Borrowing Capacity							$ 550,000,000
Subsequent Event [Member] | Wells Fargo Bank, Goldman Sachs Bank and Deutsche Bank [Member] | Corporate Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity						$ 565,000,000
Line of Credit Facility, Increase in Borrowing Capacity						$ 25,000,000